Pledged Assets And Lease Commitments (Schedule Of Rental Expense For Premises, Net Of Sublease Income, And Equipment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Rental expense	$ 22.0	$ 22.7	$ 25.4
Premises [Member]
Property, Plant and Equipment [Line Items]
Rental expense	19.0	19.8	22.7
Equipment [Member]
Property, Plant and Equipment [Line Items]
Rental expense	$ 3.0	$ 2.9	$ 2.7